BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	21,768	$2,170,705

Apparel Retail - 0.8%
Burlington Stores, Inc. (a)	5,327	1,319,871
Ross Stores, Inc.	5,134	717,322
		2,037,193

Application Software - 5.1%
AppLovin Corp. - Class A (a)	18,506	3,134,731
Clear Secure, Inc. - Class A	64,865	2,385,735
DocuSign, Inc. (a)	19,032	1,320,440
Guidewire Software, Inc. (a)	7,201	1,341,258
Jamf Holding Corp. (a)	69,023	1,148,543
Palantir Technologies, Inc. - Class A (a)	41,280	1,715,597
Vertex, Inc. - Class A (a)	58,683	2,435,931
		13,482,235

Asset Management & Custody Banks - 0.5%
Bank of New York Mellon Corp.	17,583	1,325,055

Biotechnology - 5.1%
Alnylam Pharmaceuticals, Inc. (a)	4,905	1,307,624
Exelixis, Inc. (a)	212,466	7,053,871
Incyte Corp. (a)	19,573	1,450,751
TG Therapeutics, Inc. (a)	43,056	1,078,983
United Therapeutics Corp. (a)	3,592	1,343,300
Vertex Pharmaceuticals, Inc. (a)	2,859	1,360,827
		13,595,356

Broadline Retail - 0.5%
eBay, Inc.	23,225	1,335,670

Building Products - 4.3%
Lennox International, Inc.	2,202	1,326,859
Trane Technologies PLC	27,752	10,272,680
		11,599,539

Communications Equipment - 1.6%
Arista Networks, Inc. (a)	11,026	4,260,887

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.8% (CONTINUED)	Shares	Value
Construction & Engineering - 1.1%
EMCOR Group, Inc.	6,308	$2,813,810

Construction Machinery & Heavy Transportation Equipment - 4.5%
Allison Transmission Holdings, Inc.	13,581	1,451,266
Westinghouse Air Brake Technologies Corp.	56,479	10,616,922
		12,068,188

Construction Materials - 0.5%
Eagle Materials, Inc.	4,635	1,323,107

Consumer Finance - 1.0%
PROG Holdings, Inc.	29,606	1,292,894
Synchrony Financial	23,843	1,314,703
		2,607,597

Data Processing & Outsourced Services - 1.8%
Genpact Ltd.	127,604	4,870,645

Diversified Banks - 1.0%
JPMorgan Chase & Co.	5,949	1,320,202
Wells Fargo & Co.	20,387	1,323,524
		2,643,726

Education Services - 0.3%
Grand Canyon Education, Inc. (a)	5,058	693,502

Electrical Components & Equipment - 0.6%
Eaton Corp. PLC	3,075	1,019,608
nVent Electric PLC	8,673	646,746
		1,666,354

Electronic Components - 1.3%
Amphenol Corp. - Class A	52,183	3,497,305

Financial Exchanges & Data - 3.5%
Cboe Global Markets, Inc.	7,169	1,531,083
Donnelley Financial Solutions, Inc. (a)	10,944	638,473
Moody's Corp.	15,862	7,201,983
		9,371,539

Food Retail - 0.7%
Sprouts Farmers Market, Inc. (a)	14,956	1,920,799

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.8% (CONTINUED)	Shares	Value
Gas Utilities - 1.2%
UGI Corp.	132,910	$3,177,878

Health Care Distributors - 4.5%
Cencora, Inc.	53,087	12,108,083

Health Care Technology - 0.8%
Doximity, Inc. - Class A (a)	50,425	2,104,740

Homebuilding - 5.7%
Green Brick Partners, Inc. (a)	19,320	1,333,273
PulteGroup, Inc.	9,203	1,192,065
Toll Brothers, Inc.	80,470	11,784,027
Tri Pointe Homes, Inc. (a)	24,977	1,009,820
		15,319,185

Household Appliances - 0.4%
SharkNinja, Inc.	12,051	1,111,223

Industrial Gases - 0.5%
Linde PLC	2,898	1,321,923

Insurance Brokers - 0.4%
Marsh & McLennan Cos., Inc.	4,600	1,003,904

Integrated Oil & Gas - 0.4%
Imperial Oil Ltd.	14,217	1,058,882

Interactive Home Entertainment - 0.8%
Electronic Arts, Inc.	13,886	2,094,703

Interactive Media & Services - 8.3%
Alphabet, Inc. - Class A	46,345	7,930,093
Meta Platforms, Inc. - Class A	24,847	14,102,660
		22,032,753

Investment Banking & Brokerage - 0.5%
Morgan Stanley	11,366	1,321,298

Managed Health Care - 0.4%
Centene Corp. (a)	16,310	1,015,461

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.8% (CONTINUED)	Shares	Value
Movies & Entertainment - 1.8%
Netflix, Inc. (a)	6,406	$4,843,128

Oil & Gas Storage & Transportation - 1.0%
Kinder Morgan, Inc.	54,176	1,327,854
Targa Resources Corp.	8,461	1,412,648
		2,740,502

Other Specialty Retail - 0.3%
Tractor Supply Co.	2,551	677,316

Personal Care Products - 1.7%
BellRing Brands, Inc. (a)	70,688	4,653,391

Pharmaceuticals - 2.3%
Collegium Pharmaceutical, Inc. (a)	123,459	4,214,891
Corcept Therapeutics, Inc. (a)	36,758	1,800,039
		6,014,930

Property & Casualty Insurance - 4.5%
Allstate Corp.	7,010	1,307,505
Arch Capital Group Ltd. (a)	7,048	694,651
Progressive Corp.	41,361	10,043,692
		12,045,848

Research & Consulting Services - 0.5%
CACI International, Inc. - Class A (a)	2,672	1,476,440

Restaurants - 5.5%
Texas Roadhouse, Inc.	70,867	13,544,101
Wingstop, Inc.	4,365	1,255,767
		14,799,868

Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	6,521	1,184,083
KLA Corp.	933	621,593
		1,805,676

Semiconductors - 7.4%
Broadcom, Inc.	7,760	1,317,415
Nvidia Corp.	104,583	13,884,439
Qualcomm, Inc.	27,734	4,514,263
		19,716,117

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.8% (CONTINUED)	Shares	Value
Systems Software - 8.4%
Fortinet, Inc. (a)	177,325	$13,948,384
Palo Alto Networks, Inc. (a)	23,441	8,446,496
		22,394,880

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	57,071	12,892,910
NetApp, Inc.	11,424	1,317,301
		14,210,211

Trading Companies & Distributors - 0.5%
AerCap Holdings NV	14,238	1,331,965
TOTAL COMMON STOCKS (Cost $234,652,013)		263,663,517

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Simon Property Group, Inc.	8,597	1,453,924
VICI Properties, Inc.	41,176	1,307,750
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,414,280)		2,761,674

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.78% (b)	457,550	457,550
TOTAL SHORT-TERM INVESTMENTS (Cost $457,550)		457,550

TOTAL INVESTMENTS - 100.0% (Cost $237,523,843)		$266,882,741
Liabilities in Excess of Other Assets - (0.0%)(c)		(97,357)
TOTAL NET ASSETS - 100.0%		$266,785,384

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

BURNEY U.S. FACTOR ROTATION ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Burney U.S. Factor Rotation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$263,663,517	$—	$—	$263,663,517
Real Estate Investment Trusts	2,761,674	—	—	2,761,674
Money Market Funds	457,550	—	—	457,550
Total Investments	$266,882,741	$—	$—	$266,882,741

Refer to the Schedule of Investments for additional information.

During the fiscal period ended October 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.